Nov. 03, 2017
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF

SUPPLEMENT DATED JUNE 8, 2018 TO THE PROSPECTUS
OF VANECK VECTORS ETF TRUST
Dated September 1, 2017

(as supplemented)

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Vectors® ETF Trust (the “Trust”) regarding VanEck Vectors® Emerging Markets Aggregate Bond ETF and VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF (the “Funds”), each a series of the Trust. You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective June 8, 2018, Van Eck Associates Corporation, the investment adviser to the Funds (the “Adviser”) has agreed to lower the expense cap for VanEck Vectors Emerging Markets Aggregate Bond ETF to prevent Fund operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least September 1, 2019.

Also effective June 8, 2018, the Adviser has agreed to lower the management fee for VanEck Vectors J.P. Morgan EM Local Currency Bond ETF from 0.35% to 0.27% of the Fund’s average daily net assets. In addition, the Adviser has agreed to lower the expense cap for VanEck Vectors J.P. Morgan EM Local Currency Bond ETF to prevent Fund operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.30% of the Fund’s average daily net assets per year until at least September 1, 2019.

Accordingly, the Prospectus is supplemented as follows:

With respect to VanEck Vectors Emerging Markets Aggregate Bond ETF, the section of the Prospectus entitled “Fund Summary—VanEck Vectors Emerging Markets Aggregate Bond ETF—Fund Fees and Expenses—Annual Fund Operating Expenses” and the accompanying footnote on page 12 of the Prospectus are hereby deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses	0.91%
Total Annual Fund Operating Expenses(a)	1.26%
Fee Waivers and Expense Reimbursement(a)	-0.91%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(a)	0.35%

(a)	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least September 1, 2019. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

In addition, the section of the Prospectus entitled “Fund Summary—VanEck Vectors Emerging Markets Aggregate Bond ETF—Expense Example” on page 12 of the Prospectus is hereby deleted and replaced with the following:

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$36
3	$309
5	$604
10	$1,442

With respect to VanEck Vectors J.P. Morgan EM Local Currency Bond ETF, the section of the Prospectus entitled “Fund Summary—VanEck Vectors J.P. Morgan EM Local Currency Bond ETF—Fund Fees and Expenses—Annual Fund Operating Expenses” and the accompanying footnote on page 51 of the Prospectus are hereby deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee(a)	0.27%
Other Expenses	0.13%
Total Annual Fund Operating Expenses(b)	0.40%
Fee Waivers and Expense Reimbursement(b)	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(b)	0.30%

(a) Restated to reflect current Management Fee.

(b)	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.30% of the Fund’s average daily net assets per year until at least September 1, 2019. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

In addition, the section of the Prospectus entitled “Fund Summary—VanEck Vectors J.P. Morgan EM Local Currency Bond ETF—Expense Example” on page 51 of the Prospectus is hereby deleted and replaced with the following:

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$31
3	$118
5	$214
10	$495

In addition, the second paragraph of the section of the Prospectus entitled “Management of the Funds—Investment Adviser” on page 99 of the Prospectus is hereby deleted and replaced with the following:

For the services provided to each Fund under the Investment Management Agreement, each Fund pays the Adviser monthly fees based on a percentage of each Fund’s average daily net assets at the annual rate of 0.27% (with respect to VanEck Vectors J.P. Morgan EM Local Currency Bond ETF), 0.35% (with respect to VanEck Vectors EM Investment Grade + BB Rated USD Sovereign Bond ETF, VanEck Vectors Emerging Markets Aggregate Bond ETF, VanEck Vectors Green Bond ETF and VanEck Vectors Investment Grade Floating Rate ETF) and 0.40% (with respect to VanEck Vectors BDC Income ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors Fallen Angel High Yield Bond ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Mortgage REIT Income ETF and VanEck Vectors Preferred Securities ex Financials ETF). From time to time, the Adviser may waive all or a portion of its fee. Until at least September 1, 2018, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.14% (with respect to VanEck Vectors Investment Grade Floating Rate ETF), 0.35% (with respect to VanEck Vectors Fallen Angel High Yield Bond ETF) and 0.40% (with respect to VanEck Vectors BDC Income ETF, VanEck Vectors EM Investment Grade + BB Rated USD Sovereign Bond ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors Green Bond ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Mortgage REIT Income ETF and VanEck Vectors Preferred Securities ex Financials ETF) of its average daily net assets per year. Until at least September 1, 2019, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.30% (with respect to VanEck Vectors J.P. Morgan EM Local Currency Bond ETF) and 0.35% (with respect to VanEck Vectors Emerging Markets Aggregate Bond ETF) of its average daily net assets per year.

Please retain this supplement for future reference